Schedule of Disaggregated Revenues (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Revenues	$ 12,136,259	£ 9,601,471	£ 6,005,563
Retrofit Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	10,694,680	8,460,981	5,494,112
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,441,579	£ 1,140,490	£ 511,451